Schedule of cash and bank balances (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Cash And Bank Balances
Cash and bank balances	$ 609,841	$ 494,180	$ 553,714	$ 684,064